BUSINESS COMBINATION (Textual) (Detail) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jul. 01, 2020	Jul. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2019
Business Combination, Consideration Transferred, Liabilities Incurred				¥ 44,061
Shijiazhuang [Member]
Percentage of Ownership		51.00%
Business Combination, Goodwill Recognized, Description			Goodwill recognized on the acquisition date is the expected synergies from combining operations of Shijiazhuang and the Group, which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
Business Acquisition, Transaction Costs				347	¥ 83
Acquisition of Goodwill		¥ 150,682
Business combination consideration transferred		44,061
Intangible assets		¥ 15,800
Changping [Member]
Business Combination, Consideration Transferred, Liabilities Incurred				12,669
Acquisition of Intangible Assets						¥ 4,500
Acquisition of Goodwill						¥ 18,986
Outstanding cash Consideration				1,050
Huairou [Member]
Acquisition of Goodwill	¥ 11,956
Outstanding cash Consideration				¥ 700
Business combination consideration transferred	8,075
Intangible assets	¥ 3,000